Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 3,080,811	$ 3,580,811
Less: Allowance for credit losses	(2,715,811)	(2,350,811)
Accounts receivable, net	365,000	1,230,000
Color World platform subscription fees due from App payment collections agent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	2,350,811	2,350,811
Entertainment event sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 730,000	$ 1,230,000